Morgan Stanley Small-Mid Special Value Fund
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002

Dear Shareholder:

Morgan Stanley Small-Mid Special Value Fund commenced operations on May 28, 2002. The Fund, which seeks long-term capital appreciation, normally invests at least 80 percent of its net assets in common stocks and other equity securities of small- and mid-sized companies that the Fund's Investment Manager believes to be undervalued relative to the marketplace or to similar companies.

Market Overview

The past five months was a turbulent period for investors. The U.S. stock market declined and hopes for a strong second-half recovery diminished amid somewhat softer-than-anticipated economic statistics, concerns about corporate governance, bankruptcies and a possible war with Iraq. Despite these concerns, declining interest rates and subsequent mortgage refinancing enabled the consumer to remain relatively resilient.

Amid this negative market psychology, small- and mid-cap stocks, which had been outperforming their large-cap brethren throughout the earlier part of the year, suffered more than the large-cap stocks. Value and growth subsectors within capitalization ranges performed very similarly, with the value sectors slightly edging out growth. Within the small/mid-cap value range, autos and transportation, technology and producer durables were the worst detractors.

Performance and Portfolio Strategy

From inception on May 28, 2002 through October 31, 2002, Morgan Stanley Small-Mid Special Value Fund's Class A, B, C and D shares produced total returns of -9.90 percent, -10.20 percent, -10.20 percent and -9.80 percent, respectively. During the same period, the Fund's benchmark, the Russell 2500 Value Index*, returned -20.38 percent. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The performance of the Fund's four share classes varies because each has different expenses. If sales charges were included, performance would be lower.

Utilizing a bottom-up, value-oriented investment strategy that focuses on stock selection rather than sector selection, the Fund's portfolio management team seeks companies that it believes are under priced and selling at low values relative to the company's earnings, free cash flow, book

---------------------
*The Russell 2500 Value Index measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment. You cannot invest directly in an index.

Morgan Stanley Small-Mid Special Value Fund
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

value and asset value. In addition, the team attempts to identify catalysts that may lead to better market valuations for these companies.

As a result of their relative high weighting within the small/mid-cap market, consumer discretionary and financial services most negatively affected the performance of the Fund's benchmark index. Materials and consumer staples issues were among the index's strongest performers.

The Fund's outperformance relative to its benchmark during the five-month period can be attributed primarily to its high level of cash, which was slowly allocated to investments throughout the period. Stock selection in producer durables and health care also contributed positively, while Fund holdings in the technology sector were a heavy drag on performance. Biovail, a generic drug company, Novellus Systems, one of the largest semi-cap equipment manufacturers, and Bunge LTD., a global agribusiness food company were among the Fund's best-performing issues during the period. Conversely, Terex, Bearing Point, and Shaw Group declined sharply. We have not eliminated the latter three companies despite their weakness, as we still believe in their long-term growth potential and have selectively bolstered the portfolio's weighing in these companies.

Looking Ahead

As the year has progressed, we have been increasingly aware of the growing convergence in valuations between the growth and value sectors of the market. For this reason, the Fund's portfolio is balanced today between the two. We have found what we believe are attractively valued companies in health care, technology and telecommunications as well as financial services. These companies have, in our view, conservative accounting practices and attractive balance sheets to weather the current market weakness, gain market share, and emerge as long-term positive investments. Given the current economic uncertainty, the market is favoring transparent business models and cash rich companies.

Morgan Stanley Small-Mid Special Value Fund
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley Small-Mid Special Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (86.4%)
              Advertising/Marketing
              Services (1.1%)
  228,100     DoubleClick Inc.*........  $  1,596,701
                                         ------------
              Aerospace & Defense
              (0.5%)
   11,600     Alliant Techsystems,
               Inc.*...................       697,740
                                         ------------
              Agricultural Commodities/
              Milling (2.0%)
  113,600     Bunge Ltd. ..............     2,883,168
                                         ------------
              Apparel/Footwear (1.0%)
   53,400     Reebok International
               Ltd.*...................     1,508,550
                                         ------------
              Apparel/Footwear Retail
              (1.1%)
  100,000     Dress Barn, Inc.*........     1,570,000
                                         ------------
              Beverages: Non-Alcoholic
              (1.4%)
   98,910     Coca-Cola Femsa S.A. de
               C.V. (Series L) (ADR)...     2,065,241
                                         ------------
              Biotechnology (0.7%)
  329,500     Bio-Technology General
               Corp.*..................     1,044,515
                                         ------------
              Building Products (0.4%)
   45,000     AZZ Inc. ................       558,000
                                         ------------
              Casino/Gaming (1.3%)
   75,600     GTECH Holdings Corp.*....     1,965,600
                                         ------------
              Chemicals: Agricultural
              (1.1%)
   23,700     Potash Corp. of
               Saskatchewan, Inc.
               (Canada)................     1,603,305
                                         ------------
              Chemicals: Major
              Diversified (0.4%)
  146,200     Solutia, Inc. ...........       650,590
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Chemicals: Specialty
              (0.7%)
   78,200     Lyondell Chemical Co. ...  $    977,500
                                         ------------
              Commercial Printing/
              Forms (1.2%)
  161,100     Moore Corp. Ltd.
               (Canada)................     1,780,155
                                         ------------
              Electric Utilities (5.5%)
   73,200     ALLETE, Inc. ............     1,567,944
   60,000     Pinnacle West Capital
               Corp. ..................     1,710,000
   76,000     PNM Resources Inc. ......     1,675,800
   54,500     SCANA Corp. .............     1,590,310
   67,200     Wisconsin Energy
               Corp. ..................     1,544,256
                                         ------------
                                            8,088,310
                                         ------------
              Electrical Products
              (1.4%)
   60,000     Hubbell, Inc. (Class
               B)......................     2,037,000
                                         ------------
              Electronic Components
              (0.4%)
   37,500     Jabil Circuit, Inc.*.....       578,625
                                         ------------
              Electronic Equipment/
              Instruments (2.7%)
   52,000     Diebold, Inc. ...........     1,853,800
   60,000     Scientific-Atlanta,
               Inc. ...................       732,600
   73,000     Thermo Electron Corp.*...     1,342,470
                                         ------------
                                            3,928,870
                                         ------------
              Electronic Production
              Equipment (2.0%)
   90,200     Novellus Systems,
               Inc.*...................     2,850,320
                                         ------------
              Electronics/Appliance
              Stores (0.8%)
   61,100     Movie Gallery, Inc. .....     1,111,409
                                         ------------
              Engineering &
              Construction (1.6%)
  152,500     Shaw Group Inc. (The)*...     2,281,400
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Finance/Rental/ Leasing
              (2.2%)
   78,800     Doral Financial Corp. ...  $  2,069,288
   57,700     IndyMac Bancorp, Inc.*...     1,075,528
                                         ------------
                                            3,144,816
                                         ------------
              Financial Publishing/
              Services (0.9%)
   36,000     Dun & Bradstreet
               Corp.*..................     1,315,800
                                         ------------
              Food: Meat/Fish/ Dairy
              (1.2%)
  115,000     Smithfield Foods,
               Inc.*...................     1,787,100
                                         ------------
              Gas Distributors (1.2%)
   75,000     AGL Resources, Inc. .....     1,762,500
                                         ------------
              Home Building (1.0%)
   27,100     Lennar Corp. ............     1,495,107
                                         ------------
              Industrial Machinery
              (1.7%)
   84,700     IDEX Corp. ..............     2,544,388
                                         ------------
              Industrial Specialties
              (1.1%)
   34,800     Cabot Microelectronics
               Corp.*..................     1,579,572
                                         ------------
              Information Technology
              Services (2.0%)
  376,000     BearingPoint, Inc. ......     2,932,800
                                         ------------
              Integrated Oil (2.3%)
   40,000     Murphy Oil Corp. ........     3,353,200
                                         ------------
              Internet Retail (0.6%)
  128,700     1-800-FLOWERS.COM,
               Inc.*...................       888,030
                                         ------------
              Internet Software/
              Services (0.4%)
  520,000     Vignette Corp.*..........       551,200
                                         ------------
              Life/Health Insurance
              (7.2%)
  124,800     Protective Life Corp. ...     3,566,784
  252,400     Reinsurance Group of
               America, Inc. ..........     6,938,476
                                         ------------
                                           10,505,260
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Banks (0.9%)
   42,000     Popular, Inc. ...........  $  1,360,380
                                         ------------
              Medical Specialties
              (2.3%)
   60,000     Bard (C.R.), Inc. .......     3,355,800
                                         ------------
              Medical/Nursing Services
              (2.1%)
   91,300     Lincare Holdings,
               Inc.*...................     3,110,591
                                         ------------
              Miscellaneous Commercial
              Services (0.4%)
   40,000     Forrester Research,
               Inc.*...................       552,000
                                         ------------
              Miscellaneous
              Manufacturing (0.7%)
   30,000     Ametek, Inc. ............     1,058,700
                                         ------------
              Movies/Entertainment
              (1.6%)
  110,000     Crown Media Holdings,
               Inc. (Class A)*.........       308,000
  160,000     Metro-Goldwyn-Mayer
               Inc.*...................     2,048,000
                                         ------------
                                            2,356,000
                                         ------------
              Oil & Gas Production
              (3.7%)
   55,000     Noble Energy, Inc. ......     2,001,450
   70,000     Pioneer Natural Resources
               Co.*....................     1,740,900
   50,000     Stone Energy Corp.*......     1,608,000
                                         ------------
                                            5,350,350
                                         ------------
              Oilfield Services/
              Equipment (1.4%)
  103,300     Universal Compression
               Holdings, Inc. .........     2,004,020
                                         ------------
              Packaged Software (0.7%)
  189,100     MSC.Software Corp.*......     1,058,960
                                         ------------
              Pharmaceuticals: Other
              (3.1%)
  143,600     Biovail Corp.
               (Canada)*...............     4,544,940
                                         ------------
              Precious Metals (0.8%)
   95,000     Freeport-McMoRan Copper &
               Gold, Inc. (Class B)*...     1,159,000
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property - Casualty
              Insurers (1.1%)
   26,400     Platinum Underwriters
               Holdings Ltd. ..........  $    662,640
   22,000     RenaissanceRe Holdings
               Ltd. (Bermuda)..........       902,000
                                         ------------
                                            1,564,640
                                         ------------
              Pulp & Paper (0.8%)
   36,200     Bowater, Inc. ...........     1,226,818
                                         ------------
              Real Estate Investment
              Trusts (4.7%)
   69,300     AMB Property Corp. ......     1,857,240
   49,000     First Industrial Realty
               Trust, Inc. ............     1,324,960
  112,600     Glenborough Realty Trust
               Inc. ...................     2,054,950
  117,500     United Dominion Realty
               Trust, Inc. ............     1,695,525
                                         ------------
                                            6,932,675
                                         ------------
              Regional Banks (1.2%)
   43,000     Commerce Bancshares,
               Inc. ...................     1,788,370
                                         ------------
              Restaurants (1.9%)
   54,800     AFC Enterprises, Inc.*...     1,001,196
   82,000     Jack in the Box Inc.*....     1,778,580
                                         ------------
                                            2,779,776
                                         ------------
              Semiconductors (2.0%)
   67,400     02Micro International
               Ltd. (Cayman
               Islands)*...............       578,224
  120,600     Advanced Micro Devices,
               Inc.*...................       740,484
   23,300     Exar Corp.*..............       293,580
   17,500     Intergrated Circuit
               Systems, Inc.*..........       357,700
  171,900     LSI Logic Corp.*.........     1,014,210
                                         ------------
                                            2,984,198
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Services to the Health
              Industry (1.2%)
   43,200     Pharmaceutical Product
               Development, Inc.*......  $  1,183,680
   88,200     WebMD Corp.*.............       556,542
                                         ------------
                                            1,740,222
                                         ------------
              Specialty Insurance
              (2.4%)
   17,000     Markel Corp.*............     3,442,330
                                         ------------
              Specialty Stores (0.9%)
   78,100     Borders Group, Inc.*.....     1,345,663
                                         ------------
              Specialty
              Telecommunications (0.5%)
  220,000     Crown Castle
               International Corp.*....       770,000
                                         ------------
              Telecommunication
              Equipment (1.0%)
   28,900     Harris Corp. ............       762,382
  131,100     RADVision Ltd.*..........       676,476
                                         ------------
                                            1,438,858
                                         ------------
              Trucking (0.8%)
   18,000     SCS Transportation
               Inc. ...................       163,800
   36,000     Yellow Corp.*............       996,840
                                         ------------
                                            1,160,640
                                         ------------
              Trucks/Construction/Farm
              Machinery (1.1%)
  182,500     CNH Global N.V.
               (Netherlands)...........       556,625
   86,700     Terex Corp.*.............     1,010,922
                                         ------------
                                            1,567,547
                                         ------------
              Total Common Stocks
              (Cost $133,879,479)......   126,289,250
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (13.7%)
              Repurchase Agreement
  $20,047     Joint repurchase
               agreement account 1.92%
               due 11/01/02 (dated
               10/31/02; proceeds
               $20,048,069) (a) (Cost
               $20,047,000)............  $ 20,047,000
                                         ------------

Total Investments
(Cost $153,926,479) (b).....   100.1%     146,336,250
Liabilities in Excess of
Other Assets................    (0.1)        (191,923)
                               -----     ------------
Net Assets..................   100.0%    $146,144,327
                               =====     ============

---------------------------------------------------
   ADR American Depository Receipt.
   *   Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,817,907 and the aggregate gross unrealized depreciation is $13,408,136, resulting in net unrealized depreciation of $7,590,229.

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $153,926,479)...................  $146,336,250
Receivable for:
    Shares of beneficial interest
     sold..............................       430,761
    Investments sold...................       322,007
    Dividends..........................        61,345
Deferred offering costs................        96,053
Receivable from affiliate..............         6,846
                                         ------------
    Total Assets.......................   147,253,262
                                         ------------
Liabilities:
Payable for:
    Investments purchased..............       594,000
    Shares of beneficial interest
     redeemed..........................       108,793
    Distribution fee...................       100,025
    Investment management fee..........        89,132
Accrued expenses and other payables....        53,730
Offering costs.........................       163,255
                                         ------------
    Total Liabilities..................     1,108,935
                                         ------------
    Net Assets.........................  $146,144,327
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $160,234,150
Net unrealized depreciation............    (7,590,229)
Net investment loss....................      (316,411)
Net realized loss......................    (6,183,183)
                                         ------------
    Net Assets.........................  $146,144,327
                                         ============
Class A Shares:
Net Assets.............................   $11,092,490
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,231,405
    Net Asset Value Per Share..........         $9.01
                                         ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
       asset value)....................         $9.48
                                         ============
Class B Shares:
Net Assets.............................  $101,977,977
Shares Outstanding (unlimited
 authorized, $.01 par value)...........    11,354,613
    Net Asset Value Per Share..........         $8.98
                                         ============
Class C Shares:
Net Assets.............................   $18,456,575
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     2,055,046
    Net Asset Value Per Share..........         $8.98
                                         ============
Class D Shares:
Net Assets.............................   $14,617,285
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,620,805
    Net Asset Value Per Share..........         $9.02
                                         ============

Statement of Operations
For the period May 28, 2002* through
  October 31, 2002 (unaudited)

Net Investment Loss:

Income
Dividends (net of $1,282 foreign
  withholding tax)..................  $    547,481
Interest............................       263,434
                                      ------------
    Total Income....................       810,915
                                      ------------
Expenses
Investment management fee...........       427,168
Distribution fee (Class A shares)...        11,392
Distribution fee (Class B shares)...       385,958
Distribution fee (Class C shares)...        75,293
Transfer agent fees and expenses....       107,936
Offering costs......................        67,202
Professional fees...................        26,400
Registration fees...................        14,773
Shareholder reports and notices.....         8,511
Trustees' fees and expenses.........         5,266
Other...............................         4,620
                                      ------------
    Total Expenses..................     1,134,519
Less: amounts waived/reimbursed.....        (7,193)
                                      ------------
    Net Expenses....................     1,127,326
                                      ------------
    Net Investment Loss.............      (316,411)
                                      ------------
Net Realized and Unrealized Loss:
Net realized loss...................    (6,183,183)
Net unrealized depreciation.........    (7,590,229)
                                      ------------
    Net Loss........................   (13,773,412)
                                      ------------
Net Decrease........................  $(14,089,823)
                                      ============

---------------------
   * Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets (unaudited)
                                                              FOR THE PERIOD
                                                              MAY 28, 2002*
                                                                 THROUGH
                                                              OCTOBER 31, 2002
                                                                ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $   (316,411)
Net realized loss...........................................      (6,183,183)
Net unrealized depreciation.................................      (7,590,229)
                                                                ------------
    Net Decrease............................................     (14,089,823)
Net increase from transactions in shares of beneficial
  interest..................................................     160,134,150
                                                                ------------
    Net Increase............................................     146,044,327
Net Assets:
Beginning of period.........................................         100,000
                                                                ------------
End of Period
(Including a net investment loss of $316,411)...............    $146,144,327
                                                                ============

---------------------
   * Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by primarily investing in common stocks and other equity securities of small and mid-size companies. The Fund was organized as a Massachusetts business trust on February 21, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $163,255 which will be reimbursed by the Fund for the full amount thereof. Such

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or November 28, 2002, whichever occurred first. On May 30, 2002, the Fund reached $50 million of net assets. At October 30, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,336,340 at October 31, 2002.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended October 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended October 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $115,934 and $19,047, respectively and received $359,857, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended October 31, 2002 aggregated $165,635,169 and $25,572,507, respectively. Included the aforementioned are purchases and sales of $11,771,973 and $787,080, respectively, with other Morgan Stanley Funds.

For the period ended October 31, 2002, the Fund incurred brokerage commissions of $98,277 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE PERIOD
                                                                    MAY 28, 2002*
                                                                       THROUGH
                                                                  OCTOBER 31, 2002
                                                              -------------------------
                                                                SHARES        AMOUNT
                                                              ----------   ------------
CLASS A SHARES
Sold........................................................   1,404,806   $ 13,805,080
Redeemed....................................................    (175,901)    (1,600,820)
                                                              ----------   ------------
Net increase - Class A......................................   1,228,905     12,204,260
                                                              ----------   ------------
CLASS B SHARES
Sold........................................................  12,373,914    120,647,272
Redeemed....................................................  (1,021,801)    (9,211,944)
                                                              ----------   ------------
Net increase - Class B......................................  11,352,113    111,435,328
                                                              ----------   ------------
CLASS C SHARES
Sold........................................................   2,356,863     23,067,510
Redeemed....................................................    (304,317)    (2,757,281)
                                                              ----------   ------------
Net increase - Class C......................................   2,052,546     20,310,229
                                                              ----------   ------------
CLASS D SHARES
Sold........................................................   1,983,659     19,531,737
Redeemed....................................................    (365,354)    (3,347,404)
                                                              ----------   ------------
Net increase - Class D......................................   1,618,305     16,184,333
                                                              ----------   ------------
Net increase in Fund........................................  16,251,869   $160,134,150
                                                              ==========   ============

---------------------
   * Commencement of operations.

Morgan Stanley Small-Mid Special Value Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                     FOR THE PERIOD MAY 28, 2002*
                                                                       THROUGH OCTOBER 31, 2002
                                                              ------------------------------------------
                                                              CLASS A     CLASS B    CLASS C    CLASS D
                                                               SHARES     SHARES      SHARES     SHARES
                                                              --------   ---------   --------   --------

Selected Per Share Data:
Net asset value, beginning of period........................   $10.00      $10.00     $10.00     $10.00
                                                               ------      ------     ------     ------
Income (loss) from investment operations:
    Net investment income (loss)**..........................     0.00       (0.03)     (0.03)      0.01
    Net realized and unrealized loss........................    (0.99)      (0.99)     (0.99)     (0.99)
                                                               ------      ------     ------     ------
Total loss from investment operations.......................    (0.99)      (1.02)     (1.02)     (0.98)
                                                               ------      ------     ------     ------
Net asset value, end of period..............................   $ 9.01      $ 8.98     $ 8.98     $ 9.02
                                                               ======      ======     ======     ======
Total Return+(1)............................................    (9.90)%    (10.20)%   (10.20)%    (9.80)%
Ratios to Average Net Assets(2)(3)(4):
Expenses....................................................     1.40%       2.15%      2.15%      1.15%
Net investment income (loss)................................     0.02%      (0.73)%    (0.73)%     0.27%
Supplemental Data:
Net assets, end of period, in thousands.....................  $11,092    $101,978    $18,457    $14,617
Portfolio turnover rate(1)..................................       28%         28%        28%        28%

---------------------

     *   Commencement of operations.
    ** The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios for the period ended
         October 31, 2002 would have been 1.41% and 0.01%, respectively, for Class A; 2.16% and (0.74)%, respectively, for Class B; 2.16% and (0.74)%, respectively, for Class C;
         and 1.16% and 0.26%, respectively, for Class D.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden, Vice President

Ronald E. Robison, Vice President

Thomas F. Caloia, Treasurer

Francis Smith, Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
SMALL-MID SPECIAL
VALUE FUND


Semiannual Report
October 31, 2002

39932RPT-9182K02-AP-11/02